Income Tax Benefits / (Expenses) - Summary of Group's Theoretical Tax and Its Income Taxes (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Effective Income Tax Rate Reconciliation [line Items]
Loss before tax	€ (71,954)	€ (68,970)	€ (239,880)	€ (72,121)	€ (137,260)
Group's weighted theoretical tax (calculated in absolute values on the basis of subsidiaries' pre-taxable income/loss)			57,651	18,420	37,964
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays			(2,458)	832	5,921
Taxes relating to prior years			111	1,629	5,117
Deferred tax assets not recognized			(55,686)	(25,462)	(48,189)
Other tax items			511	250	790
Total income tax (expenses) / benefits	€ (271)	€ 256	€ 129	€ (4,331)	€ 1,603